Related Party Transactions - Schedule of dues payables to related party (Detail) - Related Party - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction
Vessels	$ 80	$ 635	$ 1,400
Drydocking supervision fee | KNOT Management
Related Party Transaction
Vessels	10	135	156
Drydocking supervision fee | KOAS
Related Party Transaction
Vessels		(77)	96
Equipment purchased | KOAS
Related Party Transaction
Vessels	$ 70	$ 577	$ 1,148